CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2024	Jul. 31, 2023	Jul. 31, 2024	Jul. 31, 2023
CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
Net Income	$ 34,681	$ 28,116	$ 69,348	$ 57,469
Other comprehensive income (loss):
Foreign currency translation adjustment, net of income tax expense (recovery) of $279 and ($299) for the three and six month periods ended July 31, 2024 (($253) and ($101) for the same periods in fiscal 2024)	1,734	8,435	(5,663)	8,439
Total other comprehensive income (loss)	1,734	8,435	(5,663)	8,439
COMPREHENSIVE INCOME	$ 36,415	$ 36,551	$ 63,685	$ 65,908